GAIN ON SALE OF SUBSIDIARIES (River Box Company Net Assets Held at time of Disposal) (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - River Box - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 2,859
Investments in sales-type and direct financing leases		540,908
Finance lease liability		(464,740)
Long-term loan from related party	$ (45,000)	(45,000)
Other current liabilities		(2,861)
Net assets		$ 31,166